Employee costs	12 Months Ended
Dec. 31, 2018
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Employee costs

9. Employee costs

	2018	2017	2016
	£m	£m	£m
Wages and salaries	7,203	7,116	6,391
Social security costs	795	802	733
Pension and other post-employment costs, including augmentations (Note 28)	586	616	541
Cost of share-based incentive plans	393	347	338
Severance and other costs from integration and restructuring activities	463	241	209

	9,440	9,122	8,212

The increase in wages and salaries included the impact of movements in exchange rates. The Group provides benefits to employees, commensurate with local practice in individual countries, including, in some markets, healthcare insurance, subsidised car schemes and personal life assurance.

The cost of share-based incentive plans is analysed as follows:

	2018	2017	2016
	£m	£m	£m
Share Value Plan	304	276	271
Performance Share Plan	49	47	39
Share option plans	4	4	4
Cash settled and other plans	36	20	24

	393	347	338

The average monthly number of persons employed by the Group (including Directors) during the year was:

	2018 Number	2017 Number	2016 Number
Manufacturing	37,296	38,632	38,611
Selling, general and administration	47,887	49,141	49,961
Research and development	11,668	11,576	11,255

	96,851	99,349	99,827

The average monthly number of Group employees excludes temporary and contract staff. The numbers of Group employees at the end of each financial year are given in the financial record on page 231. The monthly average number of persons employed by GlaxoSmithKline plc in 2018 was nil (2017 – nil).

The compensation of the Directors and Senior Management (members of the CET) in aggregate, was as follows:

	2018 £m	2017 £m	2016 £m
Wages and salaries	29	26	25
Social security costs	3	4	4
Pension and other post-employment costs	3	3	2
Cost of share-based incentive plans	20	22	15

	55	55	46

Further information on the remuneration of the Directors is given in the Remuneration report on pages 96 to 124.